INVESTMENT IN PREMIUM NICKEL RESOURCES INC. (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF INVESTMENT	Details of the Company’s investment at June 30, 2022 is as follows:
Investment
Balance, December 31, 2021	321
Investment	-
Share of loss of Premium Nickel	(321)

Total	-